Operating Lease	12 Months Ended
Jun. 30, 2021
Operating Lease [Abstract]
Operating Lease

Note 8 – Operating Lease

Through May 2020, the Company was obligated under an operating lease primarily for its office space. Prior to the lease being terminated in May 2020, the lease required monthly rent of $7,942. The lease required the Company to pay insurance, utilities, and shared maintenance costs in addition to the monthly rent of $7,942. A refundable security deposit of $5,000 was also required as part of the lease. Total rent expense was $59,332 for the year ended June 30, 2020.

Subsequent to the termination of the lease, the Company is operating remotely and has no further lease obligations.